Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Comprehensive income
Profit for the period	$ 495,583	$ 656,414	$ 475,537
Items that may be reclassified to profit or loss:
Foreign currency translation gain (loss)	1,367	(39)	226
Other comprehensive income (loss)	1,367	(39)	226
Comprehensive income	$ 496,950	$ 656,375	$ 475,763